Securities Available for Sale (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 Security	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 216,963,000	$ 200,393,000	$ 203,460,000
Gross unrealized gains	2,844,000	4,897,000	4,448,000
Gross unrealized losses	(3,554,000)	(273,000)	(1,389,000)
Fair value	216,253,000	205,017,000	206,519,000
Amortized cost of investment securities by contractual maturity [Abstract]
Due within one year	2,355,000	2,925,000
Due after one year through five years	28,704,000	22,354,000
Due after five years through ten years	20,792,000	10,239,000
Due after ten years	34,964,000	18,855,000
Mortgage-related securities	130,148,000	146,020,000
Amortized cost	216,963,000	200,393,000
Fair value of investment securities by contractual maturity [Abstract]
Due within one year	2,359,000	2,932,000
Due after one year through five years	29,341,000	23,376,000
Due after five years through ten years	19,866,000	10,288,000
Due after ten years	33,675,000	19,786,000
Mortgage-related securities	131,012,000	148,635,000
Fair value	216,253,000	205,017,000
Gross gains and losses from sales of investment securities available for sale [Abstract]
Gross gains		522,000	53,000	136,000
Gross losses		0	0	(81,000)
Gains on sale of investment securities, net		522,000	53,000	55,000
Proceeds from sales of investment securities		30,089,000	3,230,000	20,733,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	103,709,000	30,054,000	21,566,000
12 months or longer	337,000	398,000	17,397,000
Fair value	104,046,000	30,452,000	38,963,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(3,412,000)	(202,000)	(116,000)
12 months or longer	(142,000)	(71,000)	(1,273,000)
Unrealized loss	(3,554,000)	(273,000)	(1,389,000)
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Analysis resulted in an estimate of approximately in credit losses	0
Amortized cost	215,000	215,000
Fair value	216,253,000	205,017,000
Other-than-temporary impairment charges recognized in other comprehensive loss [Roll Forward]
Credit related impairments on securities as of beginning of period	100,000	2,096,000	1,640,000
Credit related impairments related to securities for which an other-than-temporary impairment was not previously recognized	0	100,000	0
Increase in credit related impairments related to securities for which an other-than-temporary impairment was previously recognized	0	113,000	456,000
Reduction for sales of securities for which other-than-temporary impairment was previously recognized		(2,209,000)
Credit related impairments on securities as of end of period	100,000	100,000	2,096,000	1,640,000
Securities Held to Maturity [Abstract]
Number of securities held to maturity		0
Securities held to maturity, at amortized cost		0	2,648,000
Securities held to maturity, at Fair Value		0	2,542,000
debt security, other-than-temporarily Impaired 1 [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Analysis resulted in an estimate of approximately in credit losses		113,000
Collateralized mortgage obligations, private-label issued [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Number of securities for which a cash flow analysis was performed	2	2
Amortized cost of securities for which a cash flow analysis was performed	18,000,000	18,000,000
Number of securities that were other-than-temporarily impaired		2
Municipal securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Number of securities that were other-than-temporarily impaired	2
Analysis resulted in an estimate of approximately in credit losses		100,000
Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	107,683,000	116,813,000	33,561,000
Gross unrealized gains	1,229,000	2,349,000	1,857,000
Gross unrealized losses	(694,000)	(106,000)	(1,000)
Fair value	108,218,000	119,056,000	35,417,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	49,739,000	19,382,000	1,167,000
12 months or longer	0	0	0
Fair value	49,739,000	19,382,000	1,167,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(694,000)	(106,000)	(1,000)
12 months or longer	0	0	0
Unrealized loss	(694,000)	(106,000)	(1,000)
Collateralized mortgage obligations, government sponsored enterprise issued [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	22,465,000	29,207,000	32,650,000
Gross unrealized gains	329,000	373,000	559,000
Gross unrealized losses	0	(1,000)	(13,000)
Fair value	22,794,000	29,579,000	33,196,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months		1,419,000	5,726,000
12 months or longer		0	0
Fair value		1,419,000	5,726,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months		(1,000)	(13,000)
12 months or longer		0	0
Unrealized loss		(1,000)	(13,000)
Collateralized mortgage obligations, private-label issued [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost			19,475,000
Gross unrealized gains			16,000
Gross unrealized losses			(1,040,000)
Fair value			18,451,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months			0
12 months or longer			15,408,000
Fair value			15,408,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months			0
12 months or longer			(1,040,000)
Unrealized loss			(1,040,000)
Mortgage-related securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	130,148,000	146,020,000	85,686,000
Gross unrealized gains	1,558,000	2,722,000	2,432,000
Gross unrealized losses	(694,000)	(107,000)	(1,054,000)
Fair value	131,012,000	148,635,000	87,064,000
Securities pledged as collateral to secure repurchase agreements or related to mortgage banking activities	100,500,000	95,800,000
Government-sponsored enterprise bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	14,517,000	8,000,000	71,210,000
Gross unrealized gains	3,000	17,000	152,000
Gross unrealized losses	(175,000)	0	(13,000)
Fair value	14,345,000	8,017,000	71,349,000
Securities pledged as collateral to secure repurchase agreements or related to mortgage banking activities	989,000	6,100,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	10,842,000		12,487,000
12 months or longer	0		0
Fair value	10,842,000		12,487,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(175,000)		(13,000)
12 months or longer	0		0
Unrealized loss	(175,000)		(13,000)
Municipal securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	61,173,000	35,493,000	37,644,000
Gross unrealized gains	1,072,000	2,043,000	1,744,000
Gross unrealized losses	(2,677,000)	(165,000)	(320,000)
Fair value	59,568,000	37,371,000	39,068,000
Securities pledged as collateral to secure repurchase agreements or related to mortgage banking activities		8,000,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	41,912,000	9,009,000	228,000
12 months or longer	337,000	398,000	1,989,000
Fair value	42,249,000	9,407,000	2,217,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(2,535,000)	(94,000)	(87,000)
12 months or longer	(142,000)	(71,000)	(233,000)
Unrealized loss	(2,677,000)	(165,000)	(320,000)
Other debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,000,000	5,000,000	5,000,000
Gross unrealized gains	168,000	70,000	118,000
Gross unrealized losses	0	0	0
Fair value	5,168,000	5,070,000	5,118,000
Debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	80,690,000	48,493,000	113,854,000
Gross unrealized gains	1,243,000	2,130,000	2,014,000
Gross unrealized losses	(2,852,000)	(165,000)	(333,000)
Fair value	79,081,000	50,458,000	115,535,000
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	6,125,000	5,880,000	3,920,000
Gross unrealized gains	43,000	45,000	2,000
Gross unrealized losses	(8,000)	(1,000)	(2,000)
Fair value	6,160,000	5,924,000	3,920,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	1,216,000	244,000	1,958,000
12 months or longer	0	0	0
Fair value	1,216,000	244,000	1,958,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(8,000)	(1,000)	(2,000)
12 months or longer	0	0	0
Unrealized loss	$ (8,000)	$ (1,000)	$ (2,000)